ANNUAL REPORT   FEBRUARY 28, 2001

Prudential
Government Income Fund, Inc.

Fund Type Government securities

Objective High current return

(GRAPHIC)

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

(LOGO)

Build on the Rock

Investment Goals and Style
The Prudential Government Income Fund, Inc. investment objective is high current return. The Fund primarily invests in bonds issued or guaranteed by the U.S. government, its agencies, or instrumentalities. The guarantee on U.S. government securities applies only to the underlying securities of the Fund's portfolio, and not to the value of the Fund's shares. At least 65% of the Fund's total assets are invested in U.S. government securities. There can be no assurance that the Fund will achieve its investment objective.

Portfolio Composition
    Expressed as a percentage of
net assets as of 2/28/01
    48.7%   Mortgages
    24.1    Government Agency
    14.4    Treasuries
     4.9    Asset-Backed
     3.0    Corporates
     4.9    Cash Equivalents

Five Largest Issuers

    Expressed as a percentage of
    net assets as of 2/28/01
    29.5%   Federal National Mortgage Assoc.
    19.8    Gov't National Mortgage Assoc.
    14.4    U.S. Treasury Obligations
     9.0    Small Business Administration
     3.9    Barton Capital Corp..

Holdings are subject to change.

www.prudential.com      (800) 225-1852

Performance at a Glance

Cumulative Total Returns1                   As of 2/28/01
                One      Five      Ten         Since
                Year     Years    Years       Inception2
Class A        13.10%    36.11%   100.60%   121.81%
Class B        12.58     32.03     87.19    207.09 (202.97)
Class C        12.67     32.54      N/A      52.02
Class Z        13.39     36.33      N/A      36.33
Lipper General
 U.S. Gov't
 Fund Avg.3    12.95     35.31     98.92         ***


Average Annual Total Returns1            As of 3/31/01
           One      Five      Ten       Since
           Year     Years    Years    Inception2
Class A     7.49%   5.80%    6.77%    7.03%
Class B     6.46    5.84     6.47     7.32 (7.22)
Class C     9.43    5.87     N/A      6.39
Class Z    12.26    6.85     N/A      6.38

Distributions and Yields    As of 2/28/01

             Total Distributions    30-Day
             Paid for 12 Months    SEC Yield
    Class A        $0.53             5.33%
    Class B        $0.48             4.98
    Class C        $0.49             5.01
    Class Z        $0.55             5.81

Past performance is not indicative of future results. Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1 Source: Prudential Investments Fund Management LLC and Lipper Inc.
The cumulative total returns do not take into account sales charges.
The average annual total returns do take into account applicable sales charges. The Fund charges a maximum front-end sales charge of 4% for Class A shares. Class B shares are subject to a declining contingent deferred sales charge (CDSC) of 5%, 4%, 3%, 2%, 1%, and 1% for six years. Class B shares will automatically convert to Class A shares, on a quarterly basis, approximately seven years after purchase. Class C shares are subject to a front-end sales charge of 1% and a CDSC of 1% for 18 months. Class Z shares are not subject to a sales charge or distribution and service
(12b-1) fees. Without waiver of management fees and/or expense subsidization, the Fund's cumulative and average annual total returns would have been lower, as indicated in parentheses ( ).

2 Inception dates: Class A, 1/22/90; Class B, 4/22/85; Class C,
8/1/94; and Class Z, 3/4/96.

3 Lipper average returns are for all funds in each share class for the one-, five-, and ten-year periods in the General U.S. Government Fund category. General U.S. Government funds invest at least 65% of their assets in U.S. government agency issues.

*** Lipper Since Inception returns are 121.99% for Class A, 235.55% for Class B, 54.76% for Class C, and 35.31% for Class Z, based on all funds in each share class.

(LOGO)                      April 19, 2001


Dear Shareholder,
The disparate performances of U.S. financial markets during our fiscal year ended February 28, 2001, underscore the importance of having a diversified portfolio of investments. The positive returns of the investment-grade U.S. bond market may have helped to offset the negative returns generated by the volatile stock market. Within the fixed-income arena, bond-focused mutual funds may provide an effective way to diversify.

The Prudential Government Income Fund invests in a wide array of U.S. government securities, such as Treasury securities, federal agency securities, and mortgage-backed securities. By thoroughly analyzing trends in interest rates and in the relative value of the sectors of the bond market, Prudential's U.S. Liquidity sector team was able to make asset allocation decisions that somewhat enhanced the Fund's returns.

We discuss developments in the U.S. bond market and explain the Fund's investments on the following pages. As always, we appreciate your continued confidence in Prudential mutual funds, and look forward to serving your future investment needs.

Sincerely,

David R. Odenath, Jr., President
Prudential Government Income Fund, Inc.

Prudential Government Income Fund, Inc.
Annual Report    February 28, 2001

Investment Adviser's Report

Investors in the high-grade U.S. bond market can look back favorably on our fiscal year that began March 1, 2000. The Federal Reserve (the
Fed) aggressively reduced short-term interest rates late in the period, hoping that lower borrowing costs for businesses and consumers would help revive a sluggish U.S. economy. Anticipation of these rate cuts led investors to accept lower yields on bonds, which drove prices higher.

This trend enabled the high-grade U.S. bond market to post a double-digit return for our 12-month review period. For our part, we enhanced the Fund's relative performance primarily through its sizable exposure to U.S. Treasuries and its focus on bonds with intermediate maturities. The Fund's Class A shares returned 13.10% for our fiscal year versus 12.95% for its Lipper average--the Lipper General U.S. Government Fund category. The Fund's Class A shares' annual return was 8.58% for those subject to the initial sales charge.

LOTS OF PAIN, LITTLE GAIN FOR U.S. BONDS EARLY ON
Although investment-grade U.S. bonds finished our fiscal year on a strong note, their prices were often under pressure during the early months of our reporting period. At that time, the U.S. economy was growing so rapidly that it threatened to boost inflationary pressures. The Fed tried to slow economic growth to a sustainable pace by raising the federal funds rate (the rate U.S. banks charge each other for overnight loans) a quarter of a percentage point to 6.00% in March 2000. Another half-percentage-point increase in May 2000 lifted the key rate to 6.50%. The discount rate that member banks pay to borrow from the Federal Reserve System was raised simultaneously by the same amounts to 6.00%. Because investors anticipated these moves, they required higher yields on bonds during that time, which pushed prices lower.

Prudential Government Income Fund, Inc.
Annual Report    February 28, 2001

By June 2000, the Fed's efforts were clearly working. Reports indicated that the cumulative effect of repeated rate hikes (the central bank had also tightened monetary policy several times prior to the start of our fiscal year) was finally slowing economic growth. Given the weakening economy, many market players believed the Fed had finally finished raising rates for this business cycle. Thus, bond prices began to recover.

A SOLID PERFORMANCE BY U.S. TREASURIES
Despite improving market conditions, most sectors of the U.S. bond market posted lackluster returns for the first half of our fiscal year. Treasuries significantly outperformed other sectors as investors snapped up a shrinking supply of these securities. Fewer Treasuries were available because burgeoning federal budget surpluses had reduced the federal government's need to borrow money through issuance of these securities. Moreover, the federal government bought back billions of dollars of mostly longer-term Treasuries to lower its borrowing cost.

Because we believed the rally in Treasuries was nearly overdone relative to the more modest rally in mortgage-backed securities and federal agency securities, we gradually reduced Treasuries to 14% of the Fund's net assets as of February 28, 2001, from 35% as of February 29, 2000. Among the Fund's remaining Treasuries were older or "off-the-run" securities maturing in 15 to 23 years. These Treasuries continued performing well in part because they were considered good candidates for the buy-back program.

Another reason that prices of Treasuries and other U.S. bonds continued to climb in the second half of our fiscal year was the previously mentioned anticipation of Fed rate cuts. (Remember that bond prices move in the opposite direction of interest rates.) The Fed, in a reversal of its earlier moves, was expected to reduce rates to jump-start an economy that had been hurt by stock market weakness, higher energy prices, and repeated rate hikes.

www.prudential.com             (800) 225-1852

We realized that this outlook for lower rates would cause yields on intermediate-maturity bonds to decline more than yields on longer-maturity bonds.
Therefore the Fund also held five- and 10-year Treasury futures contracts as a way of maintaining exposure to the intermediate-term sector without owning the securities outright.
Taken together, gains in both the value of the Fund's remaining Treasuries and its Treasury futures contracts contributed materially to the Fund's solid relative performance.

The widely anticipated change in monetary policy finally occurred in January 2001, when the Fed lowered the federal funds rate and the discount rate by a total of one percentage point to 5.50% and 5.00%, respectively. Prices of investment-grade U.S. bonds continued to rally in February 2001 because investors thought there were still more rate cuts to come.

ADDING MORTGAGE-BACKED AND AGENCY SECURITIES
We used some of our proceeds from selling Treasuries to purchase mortgage-backed securities and federal agency securities, both of which had cheapened relative to Treasuries in the first half of our fiscal year. Mortgage-backed securities stood at 49% of the Fund's net assets as of February 28, 2001, up from 39% as of February 29, 2000. Similarly, federal agency securities stood at 24% of the Fund's net assets as of February 28, 2001, up from 21% as of February 29, 2000. We emphasized 10-year federal agency securities in keeping with our focus on intermediate-maturity bonds.

LOOKING AHEAD
Shortly after our reporting period ended, the Fed reduced the federal funds rate to 5.00%, and its discount rate to 4.50%. Because it takes many months for rate cuts to work their way through the economy and because of the recent declines in stocks, we expect sluggish economic growth to continue in the near term. Under these economic conditions, bond yields could fall further (and prices rise), particularly if investors believe the Fed is not finished lowering rates.

Prudential Government Income Fund, Inc.
Annual Report    February 28, 2001

Declining rates can harm investors in mortgage-backed securities if homeowners refinance the underlying mortgages in order to save money. Refinancings cause mortgage-backed securities to be paid off early, leaving investors with the unpleasant task of reinvesting the proceeds in a falling-interest-rate environment. This prepayment risk often causes prices of mortgage-backed securities to gain less than prices of comparable
Treasuries. In managing our mortgage-backed securities holdings, we continue to weigh prepayment risk against the benefits of buying mortgage-backed securities with yields at historically attractive levels relative to comparable Treasuries.

Prudential Government Income Fund Management Team

Prudential Government Income Fund, Inc.
Annual Report    February 28, 2001

Financial
    Statements

       Prudential Government Income Fund, Inc.
             Portfolio of Investments as of February 28, 2001

Principal
Amount
(000)            Description                                        Value (Note 1)
----------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS  95.1%
-------------------------------------------------------------------------------------
U.S. Government Agency Mortgage Pass - Throughs  46.5%
                 Federal Home Loan Mortgage Corp.,
 $    379(c)     7.50%, 6/01/24                                     $          389
    3,666        8.00%, 1/01/22 - 5/01/23                                3,802,912
    1,538        8.50%, 6/01/07 - 4/01/20                                1,610,365
    3,265        9.00%, 1/01/20                                          3,400,133
      658        11.50%, 10/01/19                                          740,053
                 Federal National Mortgage Assoc.,
    9,092        6.00%, 10/01/13 - 12/01/30                              9,072,836
   10,000        6.30%, 3/01/11                                         10,215,625
   67,230        6.50%, 2/01/11 - 12/01/30                              67,888,926
   74,205(a)     7.00%, 7/01/03 - 12/01/30                              75,470,129
  110,999        7.50%, 12/01/06 - 12/01/30                            113,835,971
        5        8.00%, 10/01/24                                             5,292
    1,953        8.50%, 6/01/17 - 3/01/25                                2,040,607
    2,273        9.00%, 8/01/24 - 4/01/25                                2,377,307
      499        9.50%, 10/01/19 - 3/01/25                                 531,810
                 Government National Mortgage Assoc.,
  107,671(b)     7.00%, 2/15/09 - 2/15/29                              109,731,839
   19,807(b)     7.50%, 5/15/02 - 11/15/24                              20,396,288
   62,097(b)     8.00%, 7/15/16 - 3/15/24                               64,623,575
   12,356(b)     8.50%, 4/15/25                                         12,917,797
    6,402(b)     9.50%, 10/15/09 - 12/15/17                              6,907,016
      988        Government National Mortgage Assoc. II,
                  9.50%, 5/20/18 - 8/20/21                               1,025,149
                                                                    --------------
                 Total U.S. Government Agency Mortgage Pass -
                  Throughs (cost $539,571,022)                         506,594,019
                                                                    --------------
-------------------------------------------------------------------------------------
U.S. Government Obligations  14.4%
                 United States Treasury Bonds,
   56,870(e)(d)(b) 8.125%, 8/15/19 - 8/15/21                            74,599,045
   44,845(b)     8.75%, 5/15/17                                         60,751,073
   13,000(e)(b)  11.75%, 2/15/10                                        16,152,500

    8                                      See Notes to Financial Statements

       Prudential Government Income Fund, Inc.
             Portfolio of Investments as of February 28, 2001 Cont'd.

Principal
Amount
(000)            Description                                        Value (Note 1)
----------------------------------------------------------------------------------------
 $  1,600(d)     United States Treasury Notes,
                 5.75%, 11/15/05                                    $    1,672,624
    6,200(b)     United States Treasury Strips,
                 Zero Coupon, 11/15/09                                   3,940,038
                                                                    --------------
                 Total U.S. Government Obligations
                  (cost $151,754,850)                                  157,115,280
                                                                    --------------
-------------------------------------------------------------------------------------
U.S. Government Agency Securities  23.7%
   25,000        Federal Home Loan Bank,
                  5.75%, 10/15/07                                       26,032,250
   46,150(d)     Federal National Mortgage Assoc.,
                  6.625%, 11/15/10                                      49,330,197
                 Federal National Mortgage Assoc., M.T.N.,
   13,500        5.875%, 4/23/04                                        13,506,345
   40,000        6.06%, 5/21/03                                         40,056,400
                 Small Business Administration,
   14,264        Ser. 1995-20B, 8.15%, 2/01/15                          15,503,680
   18,151        Ser. 1995-20L, 6.45%, 12/01/15                         18,182,448
   26,118        Ser. 1996-20H, 7.25%, 8/01/16                          27,269,818
   15,959        Ser. 1996-20K, 6.95%, 11/01/16                         16,402,713
    8,039        Ser. 1997-20A, 7.15%, 1/01/17                           8,353,271
   12,930        Ser. 1998-20I, 6.00%, 9/01/18                          12,632,338
                 Tennessee Valley Authority,
      600        Ser. 1993-D, 7.25%, 7/15/43                               624,336
   30,000(b)     Ser. 1995-B, 6.235%, 7/15/45                           30,189,600
                                                                    --------------
                 Total U.S. Government Agency Securities
                  (cost $207,497,330)                                  258,083,396
                                                                    --------------
-------------------------------------------------------------------------------------
Corporate Bonds  3.0%
   30,000        New Jersey Economic Development Authority, Ser.
                  A,
                  7.425%, 2/15/29
                  (cost $31,091,850)                                    32,970,000
-------------------------------------------------------------------------------------
Collateralized Mortgage Obligations  2.2%
    7,660        Federal Home Loan Mortgage Corp.,
                  5.75%, 4/15/10                                         7,708,149

    See Notes to Financial Statements                                      9

       Prudential Government Income Fund, Inc.
             Portfolio of Investments as of February 28, 2001 Cont'd.

Principal
Amount
(000)            Description                                        Value (Note 1)
----------------------------------------------------------------------------------------
 $ 11,570        Federal National Mortgage Assoc.,
                  REMIC Trust 1993-76, Class B,
                  6.00%, 6/25/08                                    $   11,422,113
    4,085        Resolution Trust Corp.,
                  Ser. 1994-1, Class B2, 7.75%, 9/25/29                  4,068,141
      463        Ryland Mortgage Participation Securities,
                  Ser. 1993-3, Class A3, 7.5348%, 9/25/24, (ARM)           449,135
                                                                    --------------
                 Total Collateralized Mortgage Obligation
                  (cost $22,692,716)                                    23,647,538
                                                                    --------------
-------------------------------------------------------------------------------------
U.S. Government Agency - Stripped Security  0.4%
    5,000        Financing Corp.,
                  Zero Coupon, 3/07/04
                  (cost $4,183,620)                                      4,260,700
-------------------------------------------------------------------------------------
Asset Backed Securities  4.9%
   10,000        Aesop Funding II LLC,
                  Ser. 1997-1, Class A2, 6.40%, 10/20/03                10,157,027
    3,591        Asset Securitization Corp.,
                  Ser. 1997-D4, Class A1 A,
                  7.35%, 4/14/27                                         3,668,527
    9,934        First Union National Bank Commercial Mortgage
                  Trust,
                  Ser. 2000-C2, Class A1, 6.94%, 4/15/32                10,410,315
   10,635        GMAC Commercial Mortgage Security, Inc.,
                  Ser. 2000-C2, Class A2, 7.455%, 6/16/10               11,459,070
   10,050        Morgan Stanley Dean Witter Capital,
                  Series 2001-Top1, Class A2, 6.32%, 9/15/09            10,152,510
    7,827        Mortgage Capital Funding, Inc.,
                  Ser. 1998-MC2, Class A1, 6.325%, 10/18/07              7,977,669
                                                                    --------------
                 Total Asset Backed Securities
                  (cost $52,627,514)                                    53,825,118
                                                                    --------------
                 Total Long-Term Investments
                  (cost $1,009,418,902)                              1,036,496,051
                                                                    --------------

    10                                     See Notes to Financial Statements

       Prudential Government Income Fund, Inc.
             Portfolio of Investments as of February 28, 2001 Cont'd.

Principal
Amount
(000)            Description                                        Value (Note 1)
----------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS  22.1%
-------------------------------------------------------------------------------------
Commercial Paper  6.9%
 $ 42,795        Barton Capital Corp.,
                  5.50%, 3/13/01                                    $   42,716,542
   32,365        Clipper Receivables Corp.,
                  5.48%, 3/13/01                                        32,305,880
                                                                    --------------
                 Total Corporate Bonds
                  (cost $75,022,422)                                    75,022,422
                                                                    --------------
-------------------------------------------------------------------------------------
Repurchase Agreement  6.2%
   67,092        Joint Repurchase Agreement Account,
                  5.38%, 3/01/01
                  (cost $67,092,000; Note 5)                            67,092,000
-------------------------------------------------------------------------------------
Short-Term Investment Fund  9.0%
   97,944(f)     Prudential Core Investment Fund-Taxable Money
                  Market Series (Note 3)
                  (cost $97,944,121)                                    97,944,121
                                                                    --------------
                 Total Short-Term Investments
                  (cost $240,058,543)                                  240,058,543
                                                                    --------------
                 Total Investments  117.2%
                  (cost $1,249,477,445; Note 4)                      1,276,554,594
                 Liabilities in excess of other assets  (17.2%)       (187,064,495)
                                                                    --------------
                 Net Assets  100%                                   $1,089,490,099
                                                                    --------------
                                                                    --------------

------------------------------
ARM--Adjustable Rate Mortgage
LLC--Limited Liability Corporation.
M.T.N.--Medium-Term Note
R.E.M.I.C.--Real Estate Mortgage Investment Conduit
(a) Partial principal amount of $46,500,000 represents a to-be-announced ('TBA') mortgage dollar roll, see Notes 1 and 4.
(b) Partial principal amount pledged as collateral for mortgage dollar roll.
(c) Represents actual principal amount (not rounded to nearest thousand).
(d) Securities, or portion thereof, on loan, see Note 4.
(e) Partial principal amount pledged as collateral for financial future contracts.
(f) Represents security, or portion thereof, purchased with cash collateral received for securities on loan.
    See Notes to Financial Statements                                     11

       Prudential Government Income Fund, Inc.
             Statement of Assets and Liabilities

                                                                 February 28, 2001
----------------------------------------------------------------------------------------
ASSETS
Investments, at value, including securities on loan of
   $66,284,000
   (cost $1,249,477,445)                                          $ 1,276,554,594
Receivable for investments sold                                        84,531,581
Receivable for security lending                                           419,414
Interest receivable                                                     8,623,063
Receivable for Fund shares sold                                         1,279,006
Due from broker - variation margin                                        618,359
Prepaid expenses                                                           11,408
                                                                 -----------------
      Total assets                                                  1,372,037,425
                                                                 -----------------
LIABILITIES
Payable to broker for collateral for securities on loan                66,284,000
Bank overdraft                                                            312,239
Payable for investments purchased                                     212,158,708
Payable for Fund shares reacquired                                      1,260,977
Accrued expenses                                                          883,640
Dividends payable                                                         623,226
Management fee payable                                                    410,284
Securities lending rebate payable                                         368,180
Distribution fee payable                                                  246,072
                                                                 -----------------
      Total liabilities                                               282,547,326
                                                                 -----------------
NET ASSETS                                                        $ 1,089,490,099
                                                                 -----------------
                                                                 -----------------
Net assets were comprised of:
   Common stock, at par                                           $     1,218,542
   Paid-in capital in excess of par                                 1,189,735,913
                                                                 -----------------
                                                                    1,190,954,455
   Accumulated net realized loss on investments                      (131,175,756)
   Net unrealized appreciation on investments                          29,711,400
                                                                 -----------------
Net assets, February 28, 2001                                     $ 1,089,490,099
                                                                 -----------------
                                                                 -----------------

    12                                     See Notes to Financial Statements

       Prudential Government Income Fund, Inc.
             Statement of Assets and Liabilities Cont'd.

                                                                 February 28, 2001
----------------------------------------------------------------------------------------
Class A:
   Net asset value and redemption price per share
      ($845,524,603 / 94,567,306 shares of common stock
      issued and outstanding)                                               $8.94
   Maximum sales charge (4% of offering price)                                .37
                                                                 -----------------
   Maximum offering price to public                                         $9.31
                                                                 -----------------
                                                                 -----------------
Class B:
   Net asset value, offering price and redemption price per
      share
      ($130,731,821 / 14,610,341 shares of common stock
      issued and outstanding)                                               $8.95
                                                                 -----------------
                                                                 -----------------
Class C:
   Net asset value and redemption price per share
      ($9,711,195 / 1,085,272 shares of common stock issued
      and outstanding)                                                      $8.95
   Sales charge (1% of offering price)                                        .09
                                                                 -----------------
   Offering price to public                                                 $9.04
                                                                 -----------------
                                                                 -----------------
Class Z:
   Net asset value, offering price and redemption price per
      share
      ($103,522,480 / 11,591,311 shares of common stock
      issued and outstanding)                                               $8.93
                                                                 -----------------
                                                                 -----------------

    See Notes to Financial Statements                                     13

       Prudential Government Income Fund, Inc.
             Statement of Operations

                                                                       Year
                                                                       Ended
                                                                 February 28, 2001
----------------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
   Interest                                                        $  76,060,324
   Income from securities loaned (net)                                    98,241
                                                                 -----------------
      Total net income                                                76,158,565
                                                                 -----------------
Expenses
   Management fee                                                      5,293,429
   Distribution fee--Class A                                           2,025,283
   Distribution fee--Class B                                           1,204,777
   Distribution fee--Class C                                              59,280
   Transfer agent's fees and expenses                                  2,024,000
   Custodian's fees and expenses                                         280,000
   Reports to shareholders                                               190,000
   Registration fees                                                      45,000
   Audit fee                                                              44,000
   Directors' fees                                                        30,000
   Insurance expense                                                      15,000
   Legal fees and expenses                                                27,000
   Miscellaneous                                                          10,390
                                                                 -----------------
      Total expenses                                                  11,248,159
                                                                 -----------------
Net investment income                                                 64,910,406
                                                                 -----------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
   Investment transactions                                           (10,411,123)
   Financial futures contracts                                         4,053,658
                                                                 -----------------
                                                                      (6,357,465)
                                                                 -----------------
Net change in unrealized appreciation (depreciation) on:
   Investment transactions                                            68,570,255
   Financial futures contracts                                         2,681,345
                                                                 -----------------
                                                                      71,251,600
                                                                 -----------------
Net gain on investments                                               64,894,135
                                                                 -----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $ 129,804,541
                                                                 -----------------
                                                                 -----------------

    14                                     See Notes to Financial Statements

       Prudential Government Income Fund, Inc.
             Statement of Changes in Net Assets

                                                    Year Ended February 28/29,
                                              --------------------------------------
                                                    2001                 2000
------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment income                       $    64,910,406      $    76,976,498
   Net realized loss on investment
      transactions                                  (6,357,465)         (36,670,862)
   Net change in unrealized appreciation
      (depreciation) on investments                 71,251,600          (45,361,066)
                                              -----------------    -----------------
   Net increase (decrease) in net assets
      resulting from operations                    129,804,541           (5,055,430)
                                              -----------------    -----------------
   Dividends from net investment income
      (Note 1)
   Class A                                         (50,152,224)         (54,772,627)
   Class B                                          (8,217,281)         (15,174,492)
   Class C                                            (446,240)            (531,416)
   Class Z                                          (6,094,661)          (6,497,963)
                                              -----------------    -----------------
                                                   (64,910,406)         (76,976,498)
                                              -----------------    -----------------
   Fund share transactions (net of share
      conversions) (Note 6):
   Net proceeds from shares subscribed             264,460,003          242,255,365
   Net asset value of shares issued to
      shareholders in reinvestment of
      dividends                                     43,839,143           51,114,813
   Cost of shares reacquired                      (385,614,309)        (453,755,385)
                                              -----------------    -----------------
   Net decrease in net assets from Fund
      share transactions                           (77,315,163)        (160,385,207)
                                              -----------------    -----------------
      Total decrease                               (12,421,028)        (242,417,135)
NET ASSETS
Beginning of year                                1,101,911,127        1,344,328,262
                                              -----------------    -----------------
End of year                                    $ 1,089,490,099      $ 1,101,911,127
                                              -----------------    -----------------
                                              -----------------    -----------------

    See Notes to Financial Statements                                     15

       Prudential Government Income Fund, Inc.
             Notes to Financial Statements

      Prudential Government Income Fund, Inc., (the 'Fund') is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Investment operations commenced on April 22, 1985. The Fund's investment objective is to seek high current return. The Fund will seek to achieve this objective by investing primarily in U.S. Government Securities, including U.S. Treasury bills, notes, bonds, strips and other debt securities issued by the U.S. Treasury, and obligations, including mortgage-related securities, issued or guaranteed by U.S. Government agencies or instrumentalities.

Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

      Security Valuation:    The Fund values portfolio securities (including
commitments to purchase such securities on a 'when-issued' basis) on the basis of current market quotations provided by dealers or by a pricing service approved by the Board of Directors, which uses information such as quotations from dealers, market transactions in comparable securities, various relationships between securities and calculations on yield to maturity in determining values. Financial futures contracts and options thereon are valued at their last sales prices as of the close of the commodities exchange or board of trade or, if there was no sale on such day, at the mean between the most recently quoted bid and asked prices. Should an extraordinary event, which is likely to affect the value of a security, occur after the close of an exchange on which a portfolio security is traded, such security will be valued at fair value considering factors determined in good faith by the investment adviser under procedures established under the general supervision of the Fund's Board of Directors.

      All securities are valued as of 4:15p.m., New York time.

      Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost.

      Repurchase Agreements:    In connection with repurchase agreements with
U.S. financial institutions, it is the Fund's policy that its custodian, or designated subcustodians as the case may be under triparty repurchase agreements, takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase agreement transaction, including accrued interest. To the extent that any repurchase agreement transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines

       Prudential Government Income Fund, Inc.
             Notes to Financial Statements Cont'd.

or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

      Financial Futures Contracts:    A financial futures contract is an
agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the 'initial margin.' Subsequent payments, known as 'variation margin,' are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the statement of operations as net realized gain (loss) on financial futures contracts.

      The Fund invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

      Dollar Rolls:    The Fund enters into mortgage dollar rolls in which the
Fund sells mortgage securities for delivery in the current month, realizing a gain or loss, and simultaneously contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the lower repurchase price is recorded as interest income. The Fund maintains a segregated account, the dollar value of which is at least equal to its obligations, in respect of dollar rolls.

      Securities Lending: The Fund may lend its securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. The Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The Fund receives compensation, net of any rebate, for lending its securities in the form of fees or it retains a portion of interest on the investment of any
                                                                          17

       Prudential Government Income Fund, Inc.
             Notes to Financial Statements Cont'd.

cash received as collateral. The Fund also continues to receive interest and dividends on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan. Prudential Securities Incorporated ('PSI'), a wholly owned subsidiary of The Prudential Insurance Company of America ('The Prudential'), is the securities lending agent for the Fund. For the year ended February 28, 2001, PSI has been compensated approximately $32,000 for these services.

      Securities Transactions and Net Investment Income:    Securities
transactions are recorded on the trade date. Realized and unrealized gains and losses from security transactions are calculated on the identified cost basis. Interest income is recorded on the accrual basis. The Fund accretes discount on portfolio securities as adjustments to interest income. Net investment income (other than distribution fees) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

      In November 2000, a revised AICPA Audit and Accounting Guide, Audits of Investment Companies (the 'Guide'), was issued, and is effective for fiscal years beginning after December 15, 2000. The revised Guide will require the Fund to amortize premium on all fixed-income securities. Upon initial adoption, the Fund will be required to adjust the cost of its fixed-income securities by the cumulative amount that would have been recognized had the amortization been in effect from the purchase date of each holding. Adopting this accounting principle will not affect the Fund's net assets value, but will change the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statement of Operations. The Fund expects that the impact of the adoption of this principle will not be material to the financial statements.

      Dividends and Distributions:    The Fund declares daily and pays monthly
dividends from net investment income. The Fund will distribute at least annually any net capital gains in excess of loss carryforwards, if any. Dividends and distributions are recorded on the ex-dividend date.

      Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

      Federal Income Taxes:    It is the Fund's policy to continue to meet the
requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income to its shareholders. Therefore, no federal income tax provision is required.

       Prudential Government Income Fund, Inc.
             Notes to Financial Statements Cont'd.

      Reclassification of Capital Accounts:    The Fund accounts for and reports
distributions to shareholders in accordance with the American Institute of Certified Public Accountants' Statement of Position 93-2: Determination, Disclosure and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies. The effect of applying this statement was to decrease accumulated net realized loss on investments and decrease paid-in capital by $17,808,937 due to expiring capital loss carryforward during the year ended February 28, 2001. Net investment income, net realized gains and net assets were not affected by this change.

Note 2. Agreements
The Fund has a management agreement with Prudential Investments Fund Management LLD ('PIFM'). Pursuant to this agreement, PIFM has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PIFM has entered into a subadvisory agreement with the Prudential Investment Corporation ('PIC'). The subadvisory agreement provides that PIC will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PIC is obligated to keep certain books and records of the Fund. PIFM continues to have responsibility for all investment advisory services pursuant to the management agreement and supervises PIC's performance of such services. PIFM pays for the services of PIC, the cost of compensation of officers and employees of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses. Effective March 31, 2001 PIC changed its name to Prudential Investment Management Inc. ('PIM').

      The management fee paid PIFM is computed daily and payable monthly at an annual rate of .50% of the Fund's average daily net assets up to and including $3 billion and .35% of 1% of the average daily net assets of the Fund in excess of $3 billion.

      The Fund has a distribution agreement with Prudential Investment Management Services LLC ('PIMS'), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund's Class A, Class B and Class C shares pursuant to plans of distribution (the 'Class A, B and C Plans') regardless of expenses actually incurred by them. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

      Pursuant to the Class A Plan, the Fund compensates PIMS for its distribution-related expenses with respect to Class A shares at an annual rate of up to .30 of 1% of the average daily net assets of the Class A shares. Such expenses under the

       Prudential Government Income Fund, Inc.
             Notes to Financial Statements Cont'd.

Class A Plan were .25 of 1% of the average daily net assets of the Class A shares for the year ended February 28, 2001.

      Pursuant to the Class B Plan, the Fund compensates PIMS for its distribution-related activities at an annual rate of up to 1% of the average daily net assets up to $3 billion, .80 of 1% of the next $1 billion of such net assets and .50 of 1% over $4 billion of the average daily net assets of the Class B shares. Such expenses under the Class B Plan were .825 of 1% of the average daily net assets of the Class B shares for the year ended February 28, 2001.

      Pursuant to the Class C Plan, the Fund compensates PIMS for its distribution-related activities at an annual rate of up to 1% of the average daily net assets of the Class C shares. Such expenses under the Class C Plan were .75 of 1% of the average daily net assets of the Class C shares for the year ended February 28, 2001.

      PIMS has advised the Fund that it received approximately $101,800 and $17,800 in front-end sales charges resulting from sales of Class A and Class C shares, respectively, during the year ended February 28, 2001. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

      PIMS has advised the Fund that for the year ended February 28, 2001 it received approximately $330,200 and $10,100 in contingent deferred sales charges imposed upon redemptions by certain Class B and Class C shareholders, respectively.

      PIFM, PIC and PIMS are wholly owned subsidiaries of The Prudential Insurance Company of America ('The Prudential').

      The Fund, along with other affiliated registered investment companies (the 'Funds'), entered into a syndicated credit agreement ('SCA') with an unaffiliated lender. The maximum commitment under the SCA is $1 billion. Interest on any such borrowings will be at market rates. The purpose of the agreement is to serve as an alternative source of funding for capital share redemptions. The Funds pay a commitment fee of .080 of 1% of the unused portion of the credit facility. The commitment fee is accrued and paid quarterly on a pro rata basis by the Funds. The expiration date of the SCA is March 9, 2001. Prior to March 9, 2000, the commitment fee was .065 of 1% of the unused portion of the credit facility. The Fund did not borrow any amounts pursuant to the SCA during the period ended February 28, 2001.

      On March 7, 2001, the Fund along with other affiliated registered investment companies, entered into an amended syndicated credit agreement (the 'amended SCA') with an unaffiliated lender. The maximum commitment under the amended SCA is $500 million. Interest on any borrowings will be at market rates. The Funds pay a

       Prudential Government Income Fund, Inc.
             Notes to Financial Statements Cont'd.

commitment fee of .080 of 1% of the unused portion of the credit facility. The expiration date of the amended SCA is March 6, 2002.

Note 3. Other Transactions With Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), a wholly owned subsidiary of PIFM, serves as the Fund's transfer agent. During the year ended February 28, 2001, the Fund incurred fees of approximately $1,695,100 for the services of PMFS. As of February 28, 2001, approximately $133,300 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations also include certain out of pocket expenses paid to nonaffiliates.

      The Fund invests in the Taxable Money Market Series (the 'Series'), a portfolio of Prudential Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PIFM. During the year ended February 28, 2001, the Fund earned income of approximately $1,753,000 and $76,000, respectively, from the Series by investing their excess cash and collateral from securities lending.

Note 4. Portfolio Securities
Purchases and sales of investment securities, other than short-term investments, for the year ended February 28, 2001, were $3,510,226,961 and $3,631,489,708, respectively.

      During the year ended February 28, 2001, the Fund entered into financial futures contracts. Details of open contracts at February 28, 2001 are as follows:

                                                                      Value at         Unrealized
Number of                           Expiration       Value at       February 28,      Appreciation
Contracts           Type               Date         Trade Date          2001         (Depreciation)
---------     -----------------    -------------    -----------     ------------     --------------
              Long positions:
   956        10 yr. T-Note        June 2001        $99,999,091     $101,276,250       $1,277,159
   441        5 yr. T-Note         June 2001         46,079,720       46,332,562          252,842
   700        30 yr. T-Note        June 2001         72,592,625       73,696,875        1,104,250
                                                                                     --------------
                                                                                       $2,634,251
                                                                                     --------------
                                                                                     --------------

      The cost basis of investments for federal income tax purposes at February 28, 2001 was $1,249,558,240 and, accordingly, net unrealized appreciation for federal income tax purposes was $26,996,354 (gross unrealized appreciation-$28,481,426; gross unrealized depreciation-$1,485,072).
                                                                          21

       Prudential Government Income Fund, Inc.
             Notes to Financial Statements Cont'd.

      The Fund had a capital loss carryforward as of February 28, 2001 of approximately $128,460,710 of which $2,919,749 expires in 2002, $66,559,885 expires in 2003, $717,519 expires in 2004, $17,950,276 expires in 2005,
$18,672,727 expires in 2008, $21,640,554 expires in 2009. During the fiscal year ended February 28, 2001, approximately $17,808,900 of the capital loss carryforward expired unused. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of such amounts.

      The average balance of dollar rolls outstanding during the year ended February 28, 2001 was approximately $33,425,000. The amount of dollar rolls outstanding at February 28, 2001 was $47,326,530 (principal $46,500,000), which was 3.6% of total assets.

      As of February 28, 2001, the Fund had securities on loan with an aggregate market value of $81,460,085. As of this date, the collateral held for securities on loan was comprised of U.S. government securities with an aggregate market value of $17,311,125 and cash collateral of $66,284,000.

Note 5. Joint Repurchase Agreement Account
The Fund, along with other affiliated registered investment companies, transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. As of February 28, 2001, the Fund had a 11.25% undivided interest in the repurchase agreements in the joint account. This undivided interest represented $67,092,000 in principal amount. As of such date, the repurchase agreements in the joint account and the value of the collateral therefore were as follows:

      ABN AMRO Incorporated, 5.38%, in the principal amount of $55,000,000, repurchase price $55,008,219, due 3/1/01. The value of the collateral including accrued interest was $56,100,264.

      Bear, Stearns & Co., Inc., 5.38%, in the principal amount of $195,729,000, repurchase price $195,758,250, due 3/1/01. The value of the collateral including accrued interest was $199,966,759.

      Salomon Smith Barney, Inc., 5.38%, in the principal amount of $150,000,000, repurchase price $150,022,416, due 3/1/01. The value of the collateral including accrued interest was $153,001,224.

      UBS Warburg, 5.38%, in the principal amount of $195,852,000, repurchase price $195,881,268, due 3/1/01. The value of the collateral including accrued interest was $199,770,758.

       Prudential Government Income Fund, Inc.
             Notes to Financial Statements Cont'd.

Note 6. Capital
The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 4%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class Z shares are not subject to any sales charge and are offered exclusively for sale to a limited group of investors.

      There are 2 billion shares of common stock, $.01 par value per share, divided into four classes, designated Class A, B, C and Class Z common stock, each of which consists of 500,000,000 authorized shares.

      Transactions in shares of common stock were as follows:

Class A                                                       Shares          Amount
----------------------------------------------------------  -----------    -------------
Year ended February 28, 2001:
Shares sold                                                  21,176,502    $ 181,897,658
Shares issued in reinvestment of dividends                    3,728,484       32,018,884
Shares reacquired                                           (33,572,101)    (287,279,586)
                                                            -----------    -------------
Net decrease in shares outstanding before conversion         (8,667,115)     (73,363,044)
Shares issued upon conversion from Class B                    7,297,845       62,149,798
                                                            -----------    -------------
Net increase (decrease) in shares outstanding                (1,369,270)   $ (11,213,246)
                                                            -----------    -------------
                                                            -----------    -------------
Year ended February 29, 2000:
Shares sold                                                  16,424,755    $ 141,843,573
Shares issued in reinvestment of dividends                    4,001,400       34,524,034
Shares reacquired                                           (28,860,546)    (248,688,001)
                                                            -----------    -------------
Net decrease in shares outstanding before conversion         (8,434,391)     (72,320,394)
Shares issued upon conversion from Class B                    4,701,032       40,767,586
                                                            -----------    -------------
Net increase (decrease) in shares outstanding                (3,733,359)   $ (31,552,808)
                                                            -----------    -------------
                                                            -----------    -------------
Class B
----------------------------------------------------------
Year ended February 28, 2001:
Shares sold                                                   3,487,354    $  30,107,683
Shares issued in reinvestment of dividends                      630,178        5,406,340
Shares reacquired                                            (5,196,505)     (44,430,639)
                                                            -----------    -------------
Net decrease in shares outstanding before conversion         (1,078,973)      (8,916,616)
Shares reacquired upon conversion into Class A               (7,296,048)     (62,149,798)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding                (8,375,021)   $ (71,066,414)
                                                            -----------    -------------
                                                            -----------    -------------

       Prudential Government Income Fund, Inc.
             Notes to Financial Statements Cont'd.

Class B                                                       Shares          Amount
----------------------------------------------------------  -----------    -------------
Year ended February 29, 2000:
Shares sold                                                   3,881,043    $  33,796,581
Shares issued in reinvestment of dividends                    1,123,997        9,731,345
Shares reacquired                                           (15,538,651)    (134,608,190)
                                                            -----------    -------------
Net decrease in shares outstanding before conversion        (10,533,611)     (91,080,264)
Shares reacquired upon conversion into Class A               (4,695,615)     (40,767,586)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding               (15,229,226)   $(131,847,850)
                                                            -----------    -------------
                                                            -----------    -------------
Class C
----------------------------------------------------------
Year ended February 28, 2001:
Shares sold                                                     664,750    $   5,801,412
Shares issued in reinvestment of dividends                       40,260          346,126
Shares reacquired                                              (630,949)      (5,435,295)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding                    74,061    $     712,243
                                                            -----------    -------------
                                                            -----------    -------------
Year ended February 29, 2000:
Shares sold                                                     824,481    $   7,159,778
Shares issued in reinvestment of dividends                       46,492          400,984
Shares reacquired                                              (776,182)      (6,687,075)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding                    94,791    $     873,687
                                                            -----------    -------------
                                                            -----------    -------------
Class Z
----------------------------------------------------------
Year ended February 28, 2001:
Shares sold                                                   5,425,351    $  46,653,250
Shares issued in reinvestment of dividends                      707,455        6,067,793
Shares reacquired                                            (5,660,932)     (48,468,789)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding                   471,874    $   4,252,254
                                                            -----------    -------------
                                                            -----------    -------------
Year ended February 29 2000:
Shares sold                                                   6,852,261    $  59,455,433
Shares issued in reinvestment of dividends                      749,774        6,458,450
Shares reacquired                                            (7,365,536)     (63,772,119)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding                   236,499    $   2,141,764
                                                            -----------    -------------
                                                            -----------    -------------

       Prudential Government Income Fund, Inc.
             Notes to Financial Statements Cont'd.

Note 7. Acquisition of Prudential Government Securities Trust, Short-Intermediate Term Series
On March 28, 2001, Prudential Government Income Fund, Inc. acquired all the net assets of Prudential Government Securities Trust, Short-Intermediate Term Series pursuant to a plan of reorganization approved by Prudential Government Securities Trust, Short-Intermediate Term Series shareholders on March 22, 2001. The acquisition was accomplished by a tax-free exchange of the Class A and Class Z shares:

             Prudential Government
               Securities Trust        Prudential Government
                  Fund, Inc.             Income Fund, Inc.
                    Shares                 Shares Issued            Value
             ---------------------     ---------------------     ------------
Class A                 10,886,972                11,926,739     $106,127,993
Class Z                    765,199                   842,665        7,487,797

      Prudential Government Securities Trust, Short-Intermediate Term Series net assets at that date ($113,615,790), including $2,391,631 of unrealized appreciation, were combined with those of Prudential Government Income Fund, Inc. The aggregate net assets of Prudential Government Income Fund, Inc. and Prudential Government Securities Trust, Short-Intermediate Term Series immediately before the acquisition were $1,088,895,144 and $113,615,790 respectively.

      The future utilization of the acquired capital loss carryforward from Prudential Government Securities Trust Fund, Inc. in the amounts of $21,103,939, will be limited by Section 382 of the Internal Revenue Code of 1986, as amended. The annual limitation is $5,953,467.
                                                                          25

       Prudential Government Income Fund, Inc.
             Financial Highlights

                                                                      Class A
                                                                 -----------------
                                                                    Year Ended
                                                                 February 28, 2001
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year                                   $    8.41
                                                                 -----------------
Income from investment operations
Net investment income                                                     0.54
Net realized and unrealized gain (loss) on investment
transactions                                                              0.53
                                                                 -----------------
   Total from investment operations                                       1.07
                                                                 -----------------
Less distributions
Dividends from net investment income                                     (0.54)
                                                                 -----------------
Net asset value, end of year                                         $    8.94
                                                                 -----------------
                                                                 -----------------
TOTAL RETURN(a):                                                         13.10%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)                                        $ 845,525
Average net assets (000)                                             $ 810,113
Ratios to average net assets:
   Expenses, including distribution and service (12b-1) fees              1.00%
   Expenses, excluding distribution and service (12b-1) fees              0.75%
   Net investment income                                                  6.25%
For Class A, B, C and Z shares:
   Portfolio turnover rate                                                 337%

------------------------------
(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.
    26                                     See Notes to Financial Statements

       Prudential Government Income Fund, Inc.
             Financial Highlights Cont'd.

                                       Class A
-------------------------------------------------------------------------------------
                             Year Ended February 28/29,
-------------------------------------------------------------------------------------
      2000                 1999                 1998                 1997
-------------------------------------------------------------------------------------
    $   8.98             $   9.05             $   8.76             $   9.04
----------------     ----------------     ----------------     ----------------
        0.55                 0.55                 0.58                 0.60
       (0.57)               (0.07)                0.29                (0.28)
----------------     ----------------     ----------------     ----------------
       (0.02)                0.48                 0.87                 0.32
----------------     ----------------     ----------------     ----------------
       (0.55)               (0.55)               (0.58)               (0.60)
----------------     ----------------     ----------------     ----------------
    $   8.41             $   8.98             $   9.05             $   8.76
----------------     ----------------     ----------------     ----------------
----------------     ----------------     ----------------     ----------------
       (0.15)%               5.40%               10.26%                3.70%
    $806,620             $895,039             $819,536             $860,319
    $857,586             $836,143             $842,431             $884,862
        0.94%                0.84%                0.86%                0.90%
        0.69%                0.68%                0.71%                0.75%
        6.39%                6.05%                6.52%                6.78%
          68%                 106%                  88%                 107%

    See Notes to Financial Statements                                     27

       Prudential Government Income Fund, Inc.
             Financial Highlights Cont'd.

                                                                      Class B
                                                                 -----------------
                                                                    Year Ended
                                                                 February 28, 2001
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year                                   $    8.41
                                                                 -----------------
Income from investment operations
Net investment income                                                     0.49
Net realized and unrealized gain (loss) on investment
transactions                                                              0.54
                                                                 -----------------
   Total from investment operations                                       1.03
                                                                 -----------------
Less distributions
Dividends from net investment income                                     (0.49)
                                                                 -----------------
Net asset value, end of year                                         $    8.95
                                                                 -----------------
                                                                 -----------------
TOTAL RETURN(a):                                                         12.58%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)                                        $ 130,732
Average net assets (000)                                             $ 146,034
Ratios to average net assets:
   Expenses, including distribution and service (12b-1) fees              1.58%
   Expenses, excluding distribution and service (12b-1) fees               .75%
   Net investment income                                                  5.68%

------------------------------
(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.
    28                                     See Notes to Financial Statements

       Prudential Government Income Fund, Inc.
             Financial Highlights Cont'd.

                                       Class B
-------------------------------------------------------------------------------------
                             Year Ended February 28/29,
-------------------------------------------------------------------------------------
      2000                 1999                 1998                 1997
-------------------------------------------------------------------------------------
    $   8.99             $   9.05             $   8.77             $   9.04
----------------     ----------------     ----------------     ----------------
        0.50                 0.49                 0.52                 0.54
       (0.58)               (0.06)                0.28                (0.27)
----------------     ----------------     ----------------     ----------------
       (0.08)                0.43                 0.80                 0.27
----------------     ----------------     ----------------     ----------------
       (0.50)               (0.49)               (0.52)               (0.54)
----------------     ----------------     ----------------     ----------------
    $   8.41             $   8.99             $   9.05             $   8.77
----------------     ----------------     ----------------     ----------------
----------------     ----------------     ----------------     ----------------
       (0.83)%               4.83%                9.40%                3.12%
    $193,394             $343,425             $346,059             $461,988
    $262,863             $322,626             $385,145             $543,796
        1.52%                1.50%                1.53%                1.57%
        0.69%                0.68%                0.71%                0.75%
        5.77%                5.39%                5.85%                6.11%

    See Notes to Financial Statements                                     29

       Prudential Government Income Fund, Inc.
             Financial Highlights Cont'd.

                                                                      Class C
                                                                 -----------------
                                                                    Year Ended
                                                                 February 28, 2001
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year                                   $    8.41
                                                                 -----------------
Income from investment operations
Net investment income                                                     0.50
Net realized and unrealized gain (loss) on investment
transactions                                                              0.54
                                                                 -----------------
   Total from investment operations                                       1.04
                                                                 -----------------
Less distributions
Dividends from net investment income                                     (0.50)
                                                                 -----------------
Net asset value, end of year                                         $    8.95
                                                                 -----------------
                                                                 -----------------
TOTAL RETURN(a):                                                         12.67%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)                                        $   9,711
Average net assets (000)                                             $   7,904
Ratios to average net assets:
   Expenses, including distribution and service (12b-1) fees              1.50%
   Expenses, excluding distribution and service (12b-1) fees              0.75%
   Net investment income                                                  5.75%

------------------------------
(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.
    30                                     See Notes to Financial Statements

       Prudential Government Income Fund, Inc.
             Financial Highlights Cont'd.

                                       Class C
-------------------------------------------------------------------------------------
                             Year Ended February 28/29,
-------------------------------------------------------------------------------------
      2000                 1999                 1998                 1997
-------------------------------------------------------------------------------------
    $   8.99             $   9.05             $   8.77             $   9.04
----------------     ----------------     ----------------     ----------------
        0.51                 0.50                 0.53                 0.54
       (0.58)               (0.06)                0.28                (0.27)
----------------     ----------------     ----------------     ----------------
       (0.07)                0.44                 0.81                 0.27
----------------     ----------------     ----------------     ----------------
       (0.51)               (0.50)               (0.53)               (0.54)
----------------     ----------------     ----------------     ----------------
    $   8.41             $   8.99             $   9.05             $   8.77
----------------     ----------------     ----------------     ----------------
----------------     ----------------     ----------------     ----------------
       (0.76)%               4.91%                9.48%                3.20%
    $  8,508             $  8,236             $  2,840             $  2,569
    $  9,014             $  4,878             $  2,523             $  2,440
        1.44%                1.43%                1.46%                1.50%
        0.69%                0.68%                0.71%                0.75%
        5.90%                5.50%                5.92%                6.19%

    See Notes to Financial Statements                                     31

       Prudential Government Income Fund, Inc.
             Financial Highlights Cont'd.

                                                                      Class Z
                                                                 -----------------
                                                                    Year Ended
                                                                 February 28, 2001
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year                                   $    8.40
                                                                 -----------------
Income from investment operations
Net investment income                                                     0.56
Net realized and unrealized gain (loss) on investment
transactions                                                              0.53
                                                                 -----------------
   Total from investment operations                                       1.09
                                                                 -----------------
Less distributions
Dividends from net investment income                                     (0.56)
                                                                 -----------------
Net asset value, end of year                                         $    8.93
                                                                 -----------------
                                                                 -----------------
TOTAL RETURN(a):                                                         13.39%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)                                        $ 103,523
Average net assets (000)                                             $  94,635
Ratios to average net assets:
   Expenses, including distribution and service (12b-1) fees              0.75%
   Expenses, excluding distribution and service (12b-1) fees              0.75%
   Net investment income                                                  6.50%

------------------------------
(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b) Annualized.
(c) Commencement of offering of Class Z shares.
    32                                     See Notes to Financial Statements

       Prudential Government Income Fund, Inc.
             Financial Highlights Cont'd.

                                      Class Z
-----------------------------------------------------------------------------------
                Year Ended February 28/29,                       March 4, 1996(c)
----------------------------------------------------------     through February 28,
      2000                 1999                 1998                   1997
-----------------------------------------------------------------------------------
    $   8.97             $   9.04             $   8.76               $   9.13
----------------     ----------------     ----------------         ----------
        0.57                 0.57                 0.59                   0.61
       (0.57)               (0.07)                0.28                  (0.37)
----------------     ----------------     ----------------         ----------
          --                 0.50                 0.87                   0.24
----------------     ----------------     ----------------         ----------
       (0.57)               (0.57)               (0.59)                 (0.61)
----------------     ----------------     ----------------         ----------
    $   8.40             $   8.97             $   9.04               $   8.76
----------------     ----------------     ----------------         ----------
----------------     ----------------     ----------------         ----------
        0.09%                5.58%               10.30%                  3.16%
    $ 93,390             $ 97,629             $ 84,733               $ 73,411
    $ 97,811             $ 86,892             $ 71,425               $ 39,551
        0.69%                0.68%                0.71%                  0.75%(b)
        0.69%                0.68%                0.71%                  0.75%(b)
        6.64%                6.22%                6.67%                  6.76%(b)

    See Notes to Financial Statements                                     33

       Prudential Government Income Fund, Inc.
             Report of Independent Accountants

To the Shareholders and Board of Directors of Prudential Government Income Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Prudential Government Income Fund, Inc. (the 'Fund') at February 28, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The accompanying highlights for the period ended February 28, 1997 were audited by other independent accountants, whose opinion dated April 11, 1997 was unqualified.

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York
April 23, 2001

    34                                     See Notes to Financial Statements

       Prudential Government Income Fund, Inc.
             Important Notice for Certain Shareholders

      We are required by Massachusetts, Missouri and Oregon to inform you that dividends which have been derived from interest on federal obligations are not taxable to shareholders providing the mutual fund meets certain requirements mandated by the respective state's taxing authorities. We are pleased to report that 35.95% of the dividends paid by Prudential Government Income Fund qualify for such deduction.

      For more detailed information regarding your state and local taxes, you should contact your tax adviser or the state/local taxing authorities.

    See Notes to Financial Statements                                     35

Prudential Government Income Fund, Inc.

Prudential Mutual Funds

Prudential offers a broad range of mutual funds designed to meet your individual needs. For information about these funds, contact your financial professional or call us at (800) 225-1852. Read the prospectus carefully before you invest or send money.

STOCK FUNDS
Large Capitalization Stock Funds
Prudential 20/20 Focus Fund
Prudential Equity Fund, Inc.
Prudential Stock Index Fund
Prudential Tax-Managed Funds
    Prudential Tax-Managed Equity Fund
Prudential Value Fund
Target Funds
    Large Capitalization Growth Fund
    Large Capitalization Value Fund
The Prudential Investment Portfolios, Inc.
    Prudential Jennison Growth Fund

Small- to Mid-Capitalization Stock Funds
Nicholas-Applegate Fund, Inc.
    Nicholas-Applegate Growth Equity Fund
Prudential Small Company Fund, Inc.
Prudential Tax-Managed Small-Cap Fund, Inc.
Prudential U.S. Emerging Growth Fund, Inc.
Target Funds
    Small Capitalization Growth Fund
    Small Capitalization Value Fund
The Prudential Investment Portfolios, Inc.
    Prudential Jennison Equity Opportunity Fund

Sector Stock Funds
Prudential Natural Resources Fund, Inc.
Prudential Real Estate Securities Fund
Prudential Sector Funds, Inc.
    Prudential Financial Services Fund
    Prudential Health Sciences Fund
    Prudential Technology Fund
    Prudential Utility Fund

Global/International Stock Funds
Global Utility Fund, Inc.
Prudential Europe Growth Fund, Inc.
Prudential Pacific Growth Fund, Inc.
Prudential World Fund, Inc.
    Prudential Global Growth Fund
    Prudential International Value Fund
    Prudential Jennison International Growth Fund
Target Funds
    International Equity Fund

Strategic Partners Series
Strategic Partners Focused Growth Fund*
Strategic Partners New Era Growth Fund*
Strategic Partners Focused Value Fund*

balanced/allocation funds
Prudential Diversified Funds
    Conservative Growth Fund
    Moderate Growth Fund
    High Growth Fund
The Prudential Investment Portfolios, Inc.
    Prudential Active Balanced Fund
www.prudential.com     (800) 225-1852

BOND FUNDS
Taxable Bond Funds
Prudential Government Income Fund, Inc.
Prudential High Yield Fund, Inc.
Prudential High Yield Total Return Fund, Inc.
Prudential Short-Term Corporate Bond Fund, Inc.
    Income Portfolio
Prudential Total Return Bond Fund, Inc.
Target Funds
    Total Return Bond Fund

Tax-Free Bond Funds
Prudential California Municipal Fund
    California Series
    California Income Series
Prudential Municipal Bond Fund
    High Income Series
    Insured Series
Prudential Municipal Series Fund
    Florida Series
    New Jersey Series
    New York Series
    Pennsylvania Series
Prudential National Municipals Fund, Inc.

Global/International Bond Funds
Prudential Global Total Return Fund, Inc.

MONEY MARKET FUNDS
Taxable Money Market Funds
Cash Accumulation Trust
    Liquid Assets Fund
    National Money Market Fund
Prudential Government Securities Trust
    Money Market Series
    U.S. Treasury Money Market Series
Prudential Institutional Liquidity Portfolio, Inc.
    Institutional Money Market Series
Prudential MoneyMart Assets, Inc.
Prudential Special Money Market Fund, Inc.
    Money Market Series

Tax-Free Money Market Funds
Prudential California Municipal Fund
    California Money Market Series
Prudential Municipal Series Fund
    New Jersey Money Market Series
    New York Money Market Series
Prudential Tax-Free Money Fund, Inc.

Other Money Market Funds
Command Government Fund
Command Money Fund
Command Tax-Free Fund

* Not currently exchangeable with the Prudential mutual funds.

Prudential Government Income Fund, Inc.

Getting the Most from Your Prudential Mutual Fund

Some mutual fund shareholders won't ever read this--they don't read annual and semiannual reports. It's quite understandable. These annual and semiannual reports are prepared to comply with federal regulations, and are often written in language that is difficult to understand. So when most people run into those particularly daunting sections of these reports, they don't read them.

We think that's a mistake
At Prudential Mutual Funds, we've made some changes to our report to make it easier to understand and more pleasant to read. We hope you'll find it profitable to spend a few minutes familiarizing yourself with your investment. Here's what you'll find in the report:

Performance at a Glance
Since an investment's performance is often a shareholder's primary concern, we present performance information in two different formats. You'll find it first on the "Performance at a Glance" page where we compare the Fund and the comparable average calculated by Lipper, Inc., a nationally recognized mutual fund rating agency. We report both the cumulative total returns and the average annual total returns. The cumulative total return is the total amount of income and appreciation the Fund has achieved in various time periods. The average annual total return is an annualized representation of the Fund's performance. It gives you an idea of how much the Fund has earned in an average year for a given time period. Under the performance box, you'll see legends that explain the performance information, whether fees and sales charges have been included in returns, and the inception dates for the Fund's share classes.

See the performance comparison charts at the back of the report for more performance information. Please keep in mind that past performance is not indicative of future results.

www.prudential.com                (800) 225-1852

INVESTMENT ADVISER'S REPORT
The portfolio manager, who invests your money for you, reports on successful--and not-so-successful--strategies in this section of your report. Look for recent purchases and sales here, as well as information about the sectors the portfolio manager favors, and any changes that are on the drawing board.

Portfolio of Investments
This is where the report begins to appear technical, but it's really just a listing of each security held at the end of the reporting period, along with valuations and other information. Please note that sometimes we discuss a security in the "Investment Adviser's Report" section that doesn't appear in this listing because it was sold before the close of the reporting period.

Statement of Assets and Liabilities
The balance sheet shows the assets (the value of the Fund's holdings), liabilities (how much the Fund owes), and net assets (the Fund's equity, or holdings after the Fund pays its debts) as of the end of the reporting period. It also shows how we calculate the net asset value per share for each class of shares. The net asset value is reduced by payment of your dividend, capital gain, or other distribution, but remember that the money or new shares are being paid or issued to you. The net asset value fluctuates daily, along with the value of every security in the portfolio.

Statement of Operations
This is the income statement, which details income (mostly interest and dividends earned) and expenses (including what you pay us to manage your money). You'll also see capital gains here--both realized and unrealized.

Prudential Government Income Fund, Inc.

Getting the Most from Your Prudential Mutual Fund

Statement of Changes in Net Assets
This schedule shows how income and expenses translate into changes in net assets. The Fund is required to pay out the bulk of its income to shareholders every year, and this statement shows you how we do it (through dividends and distributions) and how that affects the net assets. This statement also shows how money from investors flowed into and out of the Fund.

Notes to Financial Statements
This is the kind of technical material that can intimidate readers, but it does contain useful information. The Notes provide a brief history and explanation of your Fund's objectives. In addition, they outline how Prudential Mutual Funds prices securities. The Notes also explain who manages and distributes the Fund's shares and, more importantly, how much they are paid for doing so. Finally, the Notes explain how many shares are outstanding and the number issued and redeemed over the period.

Financial Highlights
This information contains many elements from prior pages, but on a per-share basis. It is designed to help you understand how the Fund performed, and to compare this year's performance and expenses to those of prior years.

Independent accountant's Report
Once a year, an independent accountant looks over our books and certifies that the financial statements are fairly presented in accordance with generally accepted accounting principles.

Tax Information
This is information that we report annually about how much of your total return is taxable. Should you have any questions, you may want to consult a tax adviser.

www.prudential.com              (800) 225-1852

Performance Comparison
These charts are included in the annual report and are required by the Securities Exchange Commission. Performance is presented here as the return on a hypothetical $10,000 investment in the Fund since its inception or for 10 years (whichever is shorter). To help you put that return in context, we are required to include the performance of an unmanaged, broad-based securities index as well. The index does not reflect the cost of buying the securities it contains or the cost of managing a mutual fund. Of course, the index holdings do not mirror those of the Fund--the index is a broad-based reference point commonly used by investors to measure how well they are doing. A definition of the selected index is also provided. Investors cannot invest directly in an index.

Prudential Government Income Fund, Inc.

Class A     Growth of a $10,000 Investment
(GRAPH)

Average Annual Total Returns as of 2/28/01
                     One Year    Five Years    Ten Years    Since Inception
With Sales Charge      8.58%       5.49%         6.77%           7.05%
Without Sales Charge  13.10%       6.36%         7.21%           7.44%

Past performance is not indicative of future results. Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The best- and worst-year information within the graph is designed to give you an idea of how much the Fund's returns can fluctuate from year to year by measuring the best and worst calendar years in terms of total annual return for the ten-year period. The graph compares a $10,000 investment in the Prudential Government Income Fund, Inc. (Class A shares) with a similar investment in the Lehman Brothers Government Bond Index (the Index) by portraying the initial account values at the beginning of the ten-year period, and the account values at the end of the current fiscal year (February 28, 2001), as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) the maximum applicable front-end sales charge was deducted from the initial $10,000 investment in Class A shares;
(b) all recurring fees (including management fees) were deducted; and
(c) all dividends and distributions were reinvested.

The Index is an unmanaged index comprising securities issued or backed by the U.S. government, its agencies and instrumentalities with a remaining maturity of one to 30 years. The Index's total returns include the reinvestment of all dividends, but do not include the effect of sales charges or operating expenses of a mutual fund. The securities that comprise the Index may differ substantially from the securities in the Fund's portfolio. The Index is not the only one that may be used to characterize performance of government bond funds. Other indexes may portray different comparative performance. Investors cannot invest directly in an index.

This graph is furnished to you in accordance with SEC regulations.

www.prudential.com             (800) 225-1852

Class B     Growth of a $10,000 Investment
(GRAPH)

Average Annual Total Returns as of 2/28/01
                     One Year    Five Years    Ten Years    Since Inception
With Sales Charge      7.58%       5.55%         6.47%       7.33% (7.24%)
Without Sales Charge  12.58%       5.71%         6.47%       7.33% (7.24%)

Past performance is not indicative of future results. Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The best- and worst-year information within the graph is designed to give you an idea of how much the Fund's returns can fluctuate from year to year by measuring the best and worst calendar years in terms of total annual return for the ten-year period. The graph compares a $10,000 investment in the Prudential Government Income Fund, Inc. (Class B shares) with a similar investment in the Lehman Brothers Government Bond Index (the Index) by portraying the initial account values at the beginning of the ten-year period, and the account values at the end of the current fiscal year (February 28, 2001), as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) the maximum applicable contingent deferred sales charge was deducted from the value of the investment in Class B shares, assuming full redemption on February 28, 2001; (b) all recurring fees (including management fees) were deducted; and (c) all dividends and distributions were reinvested. Class B shares will automatically convert to Class A shares, on a quarterly basis, beginning approximately seven years after purchase. This conversion feature is not reflected in the graph. Without waiver of management fees and/or expense subsidization, the Class B shares' average annual total returns would have been lower, as indicated in parentheses ( ).

The Index is an unmanaged index comprising securities issued or backed by the U.S. government, its agencies and instrumentalities with a remaining maturity of one to 30 years. The Index's total returns include the reinvestment of all dividends, but do not include the effect of sales charges or operating expenses of a mutual fund. The securities that comprise the Index may differ substantially from the securities in the Fund's portfolio. The Index is not the only one that may be used to characterize performance of government bond funds. Other indexes may portray different comparative performance. Investors cannot invest directly in an index.

This graph is furnished to you in accordance with SEC regulations.

Prudential Government Income Fund, Inc.

Class C     Growth of a $10,000 Investment
(GRAPH)

Average Annual Total Returns as of 2/28/01
                     One Year    Five Years    Ten Years    Since Inception
With Sales Charge     10.54%       5.58%          N/A            6.41%
Without Sales Charge  12.67%       5.80%          N/A            6.57%

Past performance is not indicative of future results. Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The best- and worst-year information within the graph is designed to give you an idea of how much the Fund's returns can fluctuate from year to year by measuring the best and worst calendar years in terms of total annual return since inception of the share class. The graph compares a $10,000 investment in the Prudential Government Income Fund, Inc. (Class C shares) with a similar investment in the Lehman Brothers Government Bond Index (the Index) by portraying the initial account values at the commencement of operations, and the account values at the end of the current fiscal year (February 28, 2001), as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) the maximum applicable front-end sales charge was deducted from the initial $10,000 investment in Class C shares; (b) the maximum applicable contingent deferred sales charge was deducted from the value of the investment in Class C shares, assuming full redemption on February 28, 2001; (c) all recurring fees (including management fees) were deducted; and (d) all dividends and distributions were reinvested.

The Index is an unmanaged index comprising securities issued or backed by the U.S. government, its agencies and instrumentalities with a remaining maturity of one to 30 years. The Index's total returns include the reinvestment of all dividends, but do not include the effect of sales charges or operating expenses of a mutual fund. The securities that comprise the Index may differ substantially from the securities in the Fund's portfolio.
The Index is not the only one that may be used to characterize performance of government bond funds. Other indexes may portray different comparative performance. Investors cannot invest directly in an index.

This graph is furnished to you in accordance with SEC regulations.

www.prudential.com           (800) 225-1852

Class Z     Growth of a $10,000 Investment
(GRAPH)

Average Annual Total Returns as of 2/28/01
                     One Year    Five Years    Ten Years    Since Inception
With Sales Charge     13.39%        6.39%         N/A            6.40%
Without Sales Charge  13.39%        6.39%         N/A            6.40%

Past performance is not indicative of future results. Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The best- and worst-year information within the graph is designed to give you an idea of how much the Fund's returns can fluctuate from year to year by measuring the best and worst calendar years in terms of total annual return since inception of the share class. The graph compares a $10,000 investment in the Prudential Government Income Fund, Inc. (Class Z shares) with a similar investment in the Lehman Brothers Government Bond Index (the Index) by portraying the initial account values at the commencement of operations, and the account values at the end of the current fiscal year (February 28, 2001), as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) all recurring fees (including management fees) were deducted, and (b) all dividends and distributions were reinvested. Class Z shares are not subject to a sales charge or distribution and service (12b-1) fees.

The Index is an unmanaged index comprising securities issued or backed by the U.S. government, its agencies and instrumentalities with a remaining maturity of one to 30 years. The Index's total returns include the reinvestment of all dividends, but do not include the effect of sales charges or operating expenses of a mutual fund. The securities that comprise the Index may differ substantially from the securities in the Fund's portfolio.

The Index is not the only one that may be used to characterize performance of government bond funds. Other indexes may portray different comparative performance. Investors cannot invest directly in an index.

This graph is furnished to you in accordance with SEC regulations.

For More Information

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852

Visit Prudential's website at:
http://www.prudential.com

Directors
Eugene C. Dorsey
Delayne D. Gold
Robert F. Gunia
Thomas T. Mooney
Stephen P. Munn
David R. Odenath, Jr.
Richard A. Redeker
Judy A. Rice
Nancy H. Teeters
Louis A. Weil, III

Officers
David R. Odenath, Jr., President
Robert F. Gunia, Vice President
Judy A. Rice, Vice President
Grace C. Torres, Treasurer
Deborah A. Docs, Secretary
William V. Healey, Assistant Secretary

Manager
Prudential Investments
   Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
Prudential Investment Management, Inc.
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Investment
   Management Services LLC
Three Gateway Center, 14th Floor
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 8098
Philadelphia, PA 19101

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Swidler Berlin Shereff Friedman, LLP
The Chrysler Building
405 Lexington Avenue
New York, NY 10174

Fund Symbols    NASDAQ     CUSIP
     Class A    PGVAX    744339102
     Class B    PBGPX    744339201
     Class C    PRICX    744339300
     Class Z    PGVZX    744339409

MF128E

(ICON)  Printed on Recycled Paper